Fair value option	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value option	Fair value option
We elected fair value as an alternative measurement for selected financial assets and liabilities that are not otherwise required to be measured at fair value, including the assets and liabilities of consolidated investment management funds and subordinated notes associated with certain equity investments.

The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2024	2023
Assets of consolidated investment management funds:
Trading assets	$846	$510
Other assets	45	16
Total assets of consolidated investment management funds	$891	$526
Liabilities of consolidated investment management funds:
Other liabilities	$5	$1
Total liabilities of consolidated investment management funds	$5	$1

The assets and liabilities of the consolidated investment management funds are included in other assets and other liabilities, respectively, on the consolidated balance sheet. We value the assets and liabilities of consolidated investment management funds using quoted prices for identical assets or liabilities in active markets or observable inputs such as quoted prices for similar assets or liabilities. Quoted prices for either identical or similar assets or liabilities in inactive markets may also be used. Accordingly, fair value best reflects the interests BNY holds in the economic performance of the consolidated investment management funds. Changes in the fair value of the assets and liabilities are recorded as income (loss) from consolidated investment management funds, which is included in investment and other revenue in the consolidated income statement.

We elected the fair value option on subordinated notes associated with certain equity investments. The fair value of these subordinated notes was $26 million at Dec. 31, 2024 and $4 million at Dec. 31, 2023, and are included in other assets on the consolidated balance sheet. The subordinated notes were valued using observable market inputs and included in Level 2 of the valuation hierarchy.